JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 44.3%
Fixed Income — 23.2%
JPMorgan Corporate Bond Fund Class R6 Shares (a)	9,287	96,210
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,580	35,861
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,620	35,943
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,373	21,168
JPMorgan High Yield Fund Class R6 Shares (a)	7,821	56,235
JPMorgan Income Fund Class R6 Shares (a)	3,662	34,749
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,355	68,189
JPMorgan Managed Income Fund Class L Shares (a)	82	821
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	17,176	168,837

Total Fixed Income		518,013

International Equity — 4.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,011	108,436

U.S. Equity — 16.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,965	360,374

TOTAL INVESTMENT COMPANIES (Cost $855,458)		986,823

EXCHANGE-TRADED FUNDS — 30.5%
Alternative Assets — 2.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	741	63,706

Fixed Income — 5.1%
JPMorgan High Yield Research Enhanced ETF (a)	1,570	80,949
JPMorgan U.S. Aggregate Bond ETF (a)	1,236	33,192

Total Fixed Income		114,141

International Equity — 14.5%
JPMorgan BetaBuilders International Equity ETF (a)	5,628	323,098

U.S. Equity — 8.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	797	68,305
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	657	42,420
JPMorgan U.S. Value Factor ETF (a)	1,972	67,705

Total U.S. Equity		178,430

TOTAL EXCHANGE-TRADED FUNDS (Cost $613,843)		679,375

	Principal Amount ($000)
CORPORATE BONDS — 7.2%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	1,020	1,083
Boeing Co. (The)
1.95%, 2/1/2024	100	102
1.43%, 2/4/2024	135	137
2.50%, 3/1/2025	276	283
2.75%, 2/1/2026	95	98
2.20%, 2/4/2026	85	85
2.70%, 2/1/2027	1,722	1,749
3.45%, 11/1/2028	200	207
L3Harris Technologies, Inc.
1.80%, 1/15/2031	210	197
Leidos, Inc.
2.30%, 2/15/2031 (b)	83	78
Lockheed Martin Corp.
2.80%, 6/15/2050	300	283
Northrop Grumman Corp.
5.15%, 5/1/2040	242	304
3.85%, 4/15/2045	521	560
Raytheon Technologies Corp.
2.25%, 7/1/2030	422	415
3.75%, 11/1/2046	241	257

		5,838

Automobiles — 0.3%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	479	475
General Motors Co.
6.80%, 10/1/2027	810	1,005
Hyundai Capital America
1.15%, 11/10/2022 (b)	1,074	1,079
2.65%, 2/10/2025 (b)	700	723
1.30%, 1/8/2026 (b)	100	97
2.38%, 10/15/2027 (b)	835	837
1.80%, 1/10/2028 (b)	155	148
Kia Motors Corp. (South Korea)
3.25%, 4/21/2026 (b)	250	267
Nissan Motor Acceptance Corp.
2.80%, 1/13/2022 (b)	404	410
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (b)	318	337
4.35%, 9/17/2027 (b)	970	1,055

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Volkswagen Group of America Finance LLC (Germany)
1.25%, 11/24/2025 (b)	405	400

		6,833

Banks — 1.4%
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	770	842
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	1,070	1,199
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	399
2.75%, 12/3/2030	600	572
Bank of America Corp.
4.00%, 1/22/2025	1,674	1,833
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	592	584
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,407	1,539
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,243	1,164
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	328	355
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	424	424
3.65%, 3/16/2025	970	1,042
4.34%, 1/10/2028	300	333
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	970	953
2.82%, 1/26/2041 (b)	290	261
Citigroup, Inc.
3.88%, 3/26/2025	1,510	1,646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	120	119
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	550	538
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	502	543
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	418	451
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,070	1,174
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	357	349
Discover Bank
3.45%, 7/27/2026	500	541
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	1,240	1,220
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	200	219
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,853
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.00%, 4/1/2027 (c)	225	225
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	218
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	934	1,014
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	224
National Australia Bank Ltd. (Australia)
2.65%, 1/14/2041 (b)	290	258
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	470	504
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	410	457
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	850	921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	320	314
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,260	1,268

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	195
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	395	396
UniCredit SpA (Italy)
6.57%, 1/14/2022 (b)	350	365
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(b)(c)	200	221
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	215	217
4.30%, 7/22/2027	1,701	1,923
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	566	580
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	456	447
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	70	65

		29,965

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	806	873
3.75%, 7/15/2042	1,530	1,571
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	287	304
3.80%, 5/1/2050	276	293

		3,041

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	300	319
3.20%, 11/21/2029	720	766
4.05%, 11/21/2039	1,065	1,192
4.25%, 11/21/2049	240	272
Amgen, Inc.
3.15%, 2/21/2040	496	492
Biogen, Inc.
2.25%, 5/1/2030	272	264
3.15%, 5/1/2050	232	213
Gilead Sciences, Inc.
1.65%, 10/1/2030	481	451
2.60%, 10/1/2040	288	265
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	481	445

		4,679

Building Products — 0.0% (f)
Masco Corp.
2.00%, 10/1/2030	482	458

Capital Markets — 0.6%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	523	498
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	330	335
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	170	167
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	242
4.28%, 1/9/2028 (b)	1,120	1,231
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	905	907
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	792	791
4.25%, 10/21/2025	1,486	1,660
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,295	1,269
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	783	857
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	219	243
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	470	461
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	305	304
5.00%, 11/24/2025	2,097	2,410
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	340	332
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	270	316
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	580	549

		12,572

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	218	274

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LYB International Finance III LLC
1.25%, 10/1/2025	144	142
3.38%, 5/1/2030	205	218
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	121	151
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030(b)	658	638
3.47%, 12/1/2050(b)	351	344
PPG Industries, Inc.
1.20%, 3/15/2026	130	127

		1,894

Commercial Services & Supplies — 0.0% (f)
Republic Services, Inc.
1.75%, 2/15/2032	385	357

Construction Materials — 0.0% (f)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	489	486

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500	521
6.50%, 7/15/2025	275	321
4.63%, 10/15/2027	1,005	1,103
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	135	138
5.50%, 1/15/2023 (b)	525	557
5.50%, 1/15/2026 (b)	665	736
2.13%, 2/21/2026 (b)	150	143
4.25%, 4/15/2026 (b)	25	26
Capital One Financial Corp.
3.80%, 1/31/2028	503	553
General Motors Financial Co., Inc. 1.25%, 1/8/2026	515	505
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (b)	640	672
4.50%, 3/15/2023 (b)	595	621
5.50%, 2/15/2024 (b)	220	239

		6,135

Containers & Packaging — 0.0% (f)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	259	257

Diversified Financial Services — 0.2%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (b)	145	145
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	1,070	1,225
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	1,228	1,343
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	465	460
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	489	494
3.13%, 11/7/2049	251	242

		3,909

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	668	683
2.75%, 6/1/2031	886	882
3.50%, 6/1/2041	664	655
3.55%, 9/15/2055 (b)	270	247
Verizon Communications, Inc.
2.10%, 3/22/2028	320	321
3.15%, 3/22/2030	641	676
2.65%, 11/20/2040	236	216
3.85%, 11/1/2042	822	882

		4,562

Electric Utilities — 0.4%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	156	178
Duke Energy Corp.
3.40%, 6/15/2029	464	496
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	123	121
Edison International
5.75%, 6/15/2027	335	391
Emera US Finance LP (Canada)
4.75%, 6/15/2046	253	282
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	985	1,065
Entergy Arkansas LLC
2.65%, 6/15/2051	88	77
Entergy Louisiana LLC
4.00%, 3/15/2033	202	230
2.90%, 3/15/2051	80	73
Evergy, Inc.
2.90%, 9/15/2029	512	522
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	235	248
Fortis, Inc. (Canada)
3.06%, 10/4/2026	334	356
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	156	159
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	236	258
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	118	124
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	328	282
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	115
2.45%, 12/2/2027 (b)	410	408

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	554	555
1.37%, 3/10/2023	695	694
3.45%, 7/1/2025	140	148
2.95%, 3/1/2026	90	93
3.75%, 8/15/2042 (g)	86	79
4.30%, 3/15/2045	90	88
PacifiCorp
4.15%, 2/15/2050	144	163
PPL Capital Funding, Inc.
4.00%, 9/15/2047	247	265
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	229
Series C, 4.13%, 3/1/2048	152	159

		7,858

Electrical Equipment — 0.0% (f)
Eaton Corp.
4.15%, 11/2/2042	349	394

Energy Equipment & Services — 0.0% (f)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	338	362
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	338	374

		736

Entertainment — 0.0% (f)
Walt Disney Co. (The)
2.65%, 1/13/2031	440	449
3.50%, 5/13/2040	424	448

		897

Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	503	530
American Tower Corp.
1.50%, 1/31/2028	205	196
1.88%, 10/15/2030	1,190	1,112
3.10%, 6/15/2050	151	139
2.95%, 1/15/2051	98	87
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	177
Corporate Office Properties LP
2.75%, 4/15/2031	295	285
Crown Castle International Corp.
3.10%, 11/15/2029	495	511
CubeSmart LP
2.00%, 2/15/2031	570	533
Digital Realty Trust LP
3.70%, 8/15/2027	458	505
Equinix, Inc.
2.90%, 11/18/2026	360	380
Federal Realty Investment Trust
1.25%, 2/15/2026	242	239
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	475	442
Healthpeak Properties, Inc.
2.88%, 1/15/2031	495	499
Mid-America Apartments LP
3.60%, 6/1/2027	450	490
Realty Income Corp.
1.80%, 3/15/2033	275	253
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	630	681
UDR, Inc.
2.10%, 8/1/2032	482	447
1.90%, 3/15/2033	65	59
WP Carey, Inc.
4.25%, 10/1/2026	150	168
2.40%, 2/1/2031	183	175
2.25%, 4/1/2033	20	19

		7,927

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	660	660
0.95%, 2/10/2026 (b)	155	151
1.30%, 2/10/2028 (b)	124	119
2.50%, 2/10/2041 (b)	125	113
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	495	505
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	134	141
Kroger Co. (The)
3.95%, 1/15/2050	258	279
Sysco Corp.
2.40%, 2/15/2030	699	694

		2,662

Food Products — 0.1%
Conagra Brands, Inc.
1.38%, 11/1/2027	465	448
Mondelez International, Inc.
1.88%, 10/15/2032	316	294
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	508	506
Tyson Foods, Inc.
3.55%, 6/2/2027	342	373

		1,621

Gas Utilities — 0.0% (f)
Atmos Energy Corp.
0.63%, 3/9/2023	95	95
1.50%, 1/15/2031	312	285
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	238	219

		599

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
4.67%, 6/6/2047	84	100
3.79%, 5/20/2050	252	268

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Boston Scientific Corp.
4.00%, 3/1/2029	168	187
4.55%, 3/1/2039	158	186
DH Europe Finance II SARL
3.25%, 11/15/2039	123	125
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	503	538

		1,404

Health Care Providers & Services — 0.3%
Anthem, Inc.
2.25%, 5/15/2030	488	480
Banner Health
1.90%, 1/1/2031	323	307
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	195	190
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	240	221
CommonSpirit Health
1.55%, 10/1/2025	85	85
2.78%, 10/1/2030	195	198
3.91%, 10/1/2050	80	81
CVS Health Corp.
3.25%, 8/15/2029	435	460
1.88%, 2/28/2031	819	770
4.88%, 7/20/2035	225	265
2.70%, 8/21/2040	479	441
HCA, Inc.
5.25%, 6/15/2026	1,104	1,269
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	165	169
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	50	50
MultiCare Health System
2.80%, 8/15/2050	149	137
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	175	171
Quest Diagnostics, Inc.
2.80%, 6/30/2031	379	385
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	375	357

		6,036

Hotels, Restaurants & Leisure — 0.0% (f)
Starbucks Corp.
3.35%, 3/12/2050	251	246

Household Durables — 0.0% (f)
DR Horton, Inc.
1.40%, 10/15/2027	570	555
Lennar Corp.
4.50%, 4/30/2024	85	92

		647

Household Products — 0.0% (f)
Kimberly-Clark Corp.
3.70%, 6/1/2043	345	367

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	840	851
Exelon Generation Co. LLC
3.25%, 6/1/2025	1,014	1,083
Southern Power Co.
5.15%, 9/15/2041	260	297

		2,231

Industrial Conglomerates — 0.0% (f)
General Electric Co.
3.45%, 5/1/2027	495	537
Roper Technologies, Inc.
1.75%, 2/15/2031	481	447

		984

Insurance — 0.2%
American International Group, Inc.
3.40%, 6/30/2030	344	365
4.38%, 6/30/2050	244	279
Athene Global Funding
0.95%, 1/8/2024 (b)	675	674
2.75%, 6/25/2024 (b)	349	368
1.45%, 1/8/2026 (b)	510	502
Brown & Brown, Inc.
2.38%, 3/15/2031	488	469
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	352	329
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	300	281
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	510	540
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	495	482

		4,289

IT Services — 0.0% (f)
Global Payments, Inc.
3.20%, 8/15/2029	156	164
International Business Machines Corp.
4.00%, 6/20/2042	214	241

		405

Leisure Products — 0.0% (f)
Hasbro, Inc.
3.90%, 11/19/2029	291	313

Machinery — 0.0% (f)
Otis Worldwide Corp.
3.11%, 2/15/2040	334	329

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	892	880
3.70%, 4/1/2051	532	498
Comcast Corp.
1.50%, 2/15/2031	1,399	1,298
3.25%, 11/1/2039	431	444
2.80%, 1/15/2051	496	455
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	278	257
2.95%, 10/1/2050 (b)	236	209
Discovery Communications LLC
3.63%, 5/15/2030	433	463
ViacomCBS, Inc.
4.00%, 1/15/2026	255	281
4.38%, 3/15/2043	280	302
5.85%, 9/1/2043	55	70

		5,157

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	320	345
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	398	384
Steel Dynamics, Inc.
1.65%, 10/15/2027	316	309
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	335	348

		1,386

Multiline Retail — 0.0% (f)
Dollar General Corp.
4.13%, 4/3/2050	243	269
Kohl’s Corp.
9.50%, 5/15/2025	110	143
3.38%, 5/1/2031	392	392
Nordstrom, Inc.
4.25%, 8/1/2031 (b)	292	292

		1,096

Multi-Utilities — 0.0% (f)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	241	216
Consumers Energy Co.
3.25%, 8/15/2046	117	117
WEC Energy Group, Inc.
1.38%, 10/15/2027	266	257

		590

Oil, Gas & Consumable Fuels — 0.5%
Boardwalk Pipelines LP
4.45%, 7/15/2027	205	227
BP Capital Markets America, Inc.
3.63%, 4/6/2030	755	828
2.77%, 11/10/2050	238	208

Chevron Corp.
2.98%, 5/11/2040	496	491
Chevron USA, Inc.
3.25%, 10/15/2029	275	296
Cimarex Energy Co.
3.90%, 5/15/2027	155	169
ConocoPhillips
3.75%, 10/1/2027 (b)	238	263
Diamondback Energy, Inc.
0.90%, 3/24/2023	652	653
3.25%, 12/1/2026	398	420
Enterprise Products Operating LLC
4.45%, 2/15/2043	354	385
Exxon Mobil Corp.
3.00%, 8/16/2039	734	714
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (b)	250	242
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	559
3.45%, 10/15/2027 (b)	334	345
HollyFrontier Corp.
2.63%, 10/1/2023	232	239
5.88%, 4/1/2026	123	139
Magellan Midstream Partners LP
3.95%, 3/1/2050	175	172
MPLX LP
2.65%, 8/15/2030	476	466
4.50%, 4/15/2038	256	280
ONEOK, Inc.
2.20%, 9/15/2025	300	305
Phillips 66 Partners LP
3.55%, 10/1/2026	245	262
Pioneer Natural Resources Co.
1.90%, 8/15/2030	319	296
Plains All American Pipeline LP
4.65%, 10/15/2025	629	689
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	509	582
Suncor Energy, Inc. (Canada)
4.00%, 11/15/2047	244	247
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	734	790
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	461	459
Total Capital International SA (France)
2.99%, 6/29/2041	495	475
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	509	567

		11,768

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	55	78
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	100	97
3.40%, 7/26/2029	353	386
4.13%, 6/15/2039	295	343
2.35%, 11/13/2040	533	484

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Merck & Co., Inc.
2.35%, 6/24/2040	348	322
Royalty Pharma plc
1.75%, 9/2/2027 (b)	94	91
3.30%, 9/2/2040 (b)	261	252
3.55%, 9/2/2050 (b)	144	137
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,220	1,180
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	263	290
Viatris, Inc.
3.85%, 6/22/2040 (b)	292	299
4.00%, 6/22/2050 (b)	203	207
Zoetis, Inc.
3.00%, 5/15/2050	93	89

		4,255

Professional Services — 0.0% (f)
IHS Markit Ltd.
4.25%, 5/1/2029	303	341

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	241	255
Kansas City Southern
4.70%, 5/1/2048	192	226
Norfolk Southern Corp.
3.05%, 5/15/2050	237	225
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	586	575
Union Pacific Corp.
3.55%, 8/15/2039	345	367

		1,648

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	517
4.15%, 11/15/2030	1,526	1,647
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	260	260
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	370	342

		2,766

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	85	84
Oracle Corp.
2.30%, 3/25/2028	165	167
2.95%, 4/1/2030	643	663
3.80%, 11/15/2037	619	643
VMware, Inc.
4.70%, 5/15/2030	415	478

		2,035

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	316	344
Lowe’s Cos., Inc.
1.30%, 4/15/2028	238	226
3.70%, 4/15/2046	509	532
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	510	559
Tractor Supply Co.
1.75%, 11/1/2030	501	462

		2,123

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	634	674
Dell International LLC
6.20%, 7/15/2030 (b)	970	1,204

		1,878

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,267	1,264

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	375	358
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	475
3.73%, 9/25/2040	398	379

		1,212

Trading Companies & Distributors — 0.0% (f)
Air Lease Corp.
3.38%, 7/1/2025	440	465

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	250	254
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	345	343
T-Mobile USA, Inc.
2.55%, 2/15/2031 (b)	1,127	1,104
3.00%, 2/15/2041 (b)	704	653

		2,354

TOTAL CORPORATE BONDS (Cost $166,970)		161,269

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
1.13%, 8/15/2040	4,541	3,692
1.88%, 2/15/2041	2,210	2,058
1.38%, 8/15/2050	3,960	3,090
1.63%, 11/15/2050	1,836	1,530
1.88%, 2/15/2051	2,500	2,219

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($ 000)	Value ($000)
U.S. Treasury Notes
1.38%, 1/31/2022 (h)	9,605	9,709
0.13%, 9/30/2022	13,193	13,192
0.13%, 9/15/2023	25,169	25,101
0.13%, 2/15/2024	7,035	6,997
1.75%, 7/31/2024	11,890	12,402
0.25%, 8/31/2025	18,845	18,406
0.38%, 11/30/2025	6,592	6,448
0.50%, 2/28/2026	6,330	6,206
0.50%, 8/31/2027	11,176	10,623
1.13%, 2/29/2028	4,570	4,490
0.63%, 8/15/2030	2,205	1,998
0.88%, 11/15/2030	1,215	1,124
1.13%, 2/15/2031	5,090	4,809

TOTAL U.S. TREASURY OBLIGATIONS (Cost $137,524)		134,094

MORTGAGE-BACKED SECURITIES — 5.8%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	598	647
Pool # QB4026, 2.50%, 10/1/2050	2,519	2,620
Pool # QB4045, 2.50%, 10/1/2050	1,671	1,717
Pool # QB4484, 2.50%, 10/1/2050	898	936
Pool # QB4542, 2.50%, 10/1/2050	861	898
Pool # RA4224, 3.00%, 11/1/2050	348	368
Pool # QB8503, 2.50%, 2/1/2051	913	939
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	2,490	2,822
Pool # FM3118, 3.00%, 5/1/2050	723	766
Pool # BQ2894, 3.00%, 9/1/2050	1,485	1,554
Pool # BQ3996, 2.50%, 10/1/2050	1,310	1,353
Pool # BQ5243, 3.50%, 10/1/2050	487	520
Pool # CA7398, 3.50%, 10/1/2050	1,819	1,952
Pool # BR4318, 3.00%, 1/1/2051	260	271
Pool # CA8637, 4.00%, 1/1/2051	2,479	2,737
FNMA, Other
Pool # BL8639, 1.09%, 4/1/2028	773	746
Pool # BL5457, 2.57%, 7/1/2029	875	920
Pool # BS0448, 1.27%, 12/1/2029	1,107	1,062
Pool # BL9748, 1.60%, 12/1/2029	448	440
Pool # AN7593, 2.99%, 12/1/2029	335	361
Pool # AN8285, 3.11%, 3/1/2030	340	371
Pool # AM8544, 3.08%, 4/1/2030	147	160
Pool # BL9045, 1.58%, 7/1/2030	1,194	1,167
Pool # BL9251, 1.45%, 10/1/2030	850	817
Pool # BL9891, 1.37%, 12/1/2030	618	592
Pool # AN6149, 3.14%, 7/1/2032	1,025	1,120
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,405	1,550
Pool # AN7923, 3.33%, 1/1/2033	640	694
Pool # AN9067, 3.51%, 5/1/2033	345	382
Pool # BL1012, 4.03%, 12/1/2033	335	392
Pool # BL0900, 4.08%, 2/1/2034	190	222
Pool # AN4430, 3.61%, 1/1/2037	748	827
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 5/25/2036 (j)	1,535	1,573
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2051 (j)	38,564	38,343
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,464	1,588
Pool # BR3929, 3.50%, 10/20/2050	648	714
Pool # BW1726, 3.50%, 10/20/2050	928	1,015
Pool # BS8546, 2.50%, 12/20/2050	2,239	2,344
Pool # BR3928, 3.00%, 12/20/2050	994	1,084
Pool # BU7538, 3.00%, 12/20/2050	830	904
Pool # MA7136, 2.50%, 1/20/2051	23,352	24,116
Pool # 785294, 3.50%, 1/20/2051	2,229	2,461
Pool # CA8452, 3.00%, 2/20/2051	2,596	2,772
Pool # CA9005, 3.00%, 2/20/2051	524	564
Pool # CB1543, 3.00%, 2/20/2051	1,800	1,938

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($ 000)	Value ($000)
Pool # CA3588, 3.50%, 2/20/2051	1,674	1,850
Pool # CB1536, 3.50%, 2/20/2051	2,005	2,178
3.00%, 3/20/2051	884	947
Pool # CB1542, 3.00%, 3/20/2051	1,400	1,486
Pool # CB4433, 3.00%, 3/20/2051	2,420	2,524
Pool # CC0070, 3.00%, 3/20/2051	314	333
Pool # CC8723, 3.50%, 3/20/2051	2,350	2,552
Pool # CC0088, 4.00%, 3/20/2051	393	426
Pool # CC0092, 4.00%, 3/20/2051	451	492
3.00%, 4/20/2051	4,209	4,487
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (i)	1,083	1,185

TOTAL MORTGAGE-BACKED SECURITIES (Cost $131,373)		129,799

ASSET-BACKED SECURITIES — 2.8%
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	695	696
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (g)	1,257	1,253
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	756	753
Series 2016-3, Class AA, 3.00%, 10/15/2028	996	1,004
Series 2019-1, Class AA, 3.15%, 2/15/2032	473	471
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	1,437	1,437
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	335	335
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	920	925
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	825	826
Series 2020-3, Class C, 1.06%, 8/18/2026	385	386
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	810	800
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	325	335
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	343	344
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	361	365
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	1,000	997
Series 2021-1A, Class B, 2.92%, 4/15/2036 (b)	1,340	1,338
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	591	589
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	350	353
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	470	467
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	600	598
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	210	212
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	508	508
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	295	295
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,845	1,862
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	845	875
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	1,215	1,214
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	338	338
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	265	265
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	522
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	221	226
DT Auto Owner Trust
Series 2021-1A, Class A, 0.35%, 1/15/2025 (b)	697	697
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	400	399

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	425	425
Series 2021-1A, Class B, 0.50%, 2/18/2025	1,125	1,124
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	1,285	1,285
First Investors Auto Owner Trust
Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	594	594
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	420	420
Flagship Credit Auto Trust
Series 2021-1, Class A, 0.31%, 6/16/2025 (b)	917	915
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	530	528
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	690	694
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	422	423
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	750	754
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	315	316
Lakeview CDO LLC
1.86%, 11/10/2032 ‡ (i)	925	925
2.36%, 11/10/2032 ‡ (i)	425	425
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,420	1,439
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	1,180	1,206
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	1,141
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	1,225	1,225
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (b)	710	708
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	1,023	1,034
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	775	774
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	964	972
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	295	311
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	651	653
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	273	276
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,775	1,777
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	865	872
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b)(g)	919	928
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	570	565
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	420	415
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,393	2,388
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	995	992
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	675	687
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	340	340
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	560	556
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	550	552
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	650	648
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	231	225
Series 2019-2, Class B, 3.50%, 5/1/2028	586	570
Series 2016-2, Class A, 3.10%, 10/7/2028	232	226
Series 2018-1, Class A, 3.70%, 3/1/2030	601	604
Upgrade Receivables Trust
Series 2019-2A, Class A, 2.77%, 10/15/2025 (b)	9	9
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	365	369
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	1,490	1,502
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	383	383

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (g)	630	631
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (b) (g)	875	876
VOLT XCI LLC
Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (b) (g)	1,126	1,131
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (g)	1,406	1,406
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	325	328
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	445	451
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	1,680	1,679

TOTAL ASSET-BACKED SECURITIES (Cost $61,252)		61,362

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 0.00%, 1/10/2031 ‡ (i)	620	620
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,440	1,435
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (i)	397	397
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (i)	1,545	1,543
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (i)	1,419	1,415
FNMA, REMIC
Series 2019-7, Class CA, 3.50%, 11/25/2057	3,232	3,442
GNMA
Series 2015-H11, Class FC, 0.67%, 5/20/2065 (i)	793	797
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (g)	557	557
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (i)	465	465
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (g)	2,184	2,185
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (g)	804	810
Series 2021-2, Class A1, 2.12%, 12/31/2049 (b) (i)	1,080	1,080
Seasoned Credit Risk Transfer Trust
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,887	1,997
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	2,057	2,172
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (g)	330	331
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (g)	730	730
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (g)	647	647
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (g)	2,662	2,648
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (g)	2,333	2,331
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (g)	1,764	1,762
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (g)	2,205	2,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,644)		29,568

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.94%, 12/18/2037 (b) (i)	780	777
Series 2021-FL4, Class AS, 1.21%, 12/18/2037 (b) (i)	575	573
BPR Trust
Series 2021-KEN, Class A, 1.36%, 2/15/2029 (b) (i)	415	415
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.02%, 1/25/2051 (b) (i)	341	342
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	821	903
Series K-1510, Class A2, 3.72%, 1/25/2031	295	335

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	392	384
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (i)	1,742	243
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.64%, 8/25/2048 (b) (i)	50	53
Series 2017-K728, Class C, 3.65%, 11/25/2050 (b )(i)	230	242
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.91%, 12/15/2037 ‡ (b) (i)	590	589

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,914)		4,856

FOREIGN GOVERNMENT SECURITIES — 0.1%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (b)	200	188
Republic of Colombia (Colombia)
4.00%, 2/26/2024	300	319
3.13%, 4/15/2031	300	294
Republic of Panama (Panama)
3.16%, 1/23/2030	300	312
Republic of Peru (Peru)
2.78%, 12/1/2060	162	133
United Mexican States (Mexico)
2.66%, 5/24/2031	1,035	982

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,363)		2,228

	Shares (000)
SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (k) (Cost $77,692)	77,692	77,692

Total Investments — 101.7% (Cost $2,081,033)		2,267,066
Liabilities in Excess of Other Assets — (1.7)%		(36,904)

Net Assets — 100.0%		2,230,162

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.

(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	371	06/2021	EUR	16,837	378
FTSE 100 Index	60	06/2021	GBP	5,525	(30)
Russell 2000 E-Mini Index	150	06/2021	USD	16,675	(944)
S&P 500 E-Mini Index	244	06/2021	USD	48,437	454
TOPIX Index	64	06/2021	JPY	11,352	257
U.S. Treasury 10 Year Note	465	06/2021	USD	60,944	(942)

					(827)

Short Contracts
Long Gilt	(181)	06/2021	GBP	(31,837)	33

					(794)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$53,332	$8,030	$61,362
Collateralized Mortgage Obligations	—	24,779	4,789	29,568
Commercial Mortgage-Backed Securities	—	4,267	589	4,856
Corporate Bonds	—	161,269	—	161,269
Exchange-Traded Funds	679,375	—	—	679,375
Foreign Government Securities	—	2,228	—	2,228
Investment Companies	986,823	—	—	986,823
Mortgage-Backed Securities	—	129,799	—	129,799
U.S. Treasury Obligations	—	134,094	—	134,094
Short-Term Investments
Investment Companies	77,692	—	—	77,692

Total Investments in Securities	$1,743,890	$509,768	$13,408	$2,267,066

Appreciation in Other Financial Instruments
Futures Contracts	$1,122	$—	$—	$1,122
Depreciation in Other Financial Instruments
Futures Contracts	(1,916)	—	—	(1,916)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(794)	$—	$—	$(794)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities	$—	$—	$(5)	$— (a)	$8,467	$(432)	$—	$—	$8,030
Collateralized Mortgage Obligations	—	—	(36)	(2)	5,205	(378)	—	—	4,789
Commercial Mortgage-Backed Securities	—	—	(1)	—	590	—	—	—	589

Total	$—	$—	$(42)	$(2)	$14,262	$(810)	$—	$—	$13,408

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(42).

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan SmartRetirement Blend 2025 Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,680	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (18.45%)
			Yield (Discount Rate of Cash Flows)	1.78% - 5.36% (2.83%)
Asset-Backed Securities	6,680

	4,169	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)

			Constant Default Rate	0.00% - .50% (0.26%)
			Yield (Discount Rate of Cash Flows)	1.20% - 1.53% (1.36%)
Collateralized Mortgage Obligations	4,169

	589	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.80% (1.80%)

Commercial Mortgage-Backed Securities	589

Total	$11,438

# The table above does not include certain Level 3 investments that are valued by brokers and Pricing Services. At March 31, 2021, the value of these investments was $1,970. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan SmartRetirement® Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$194,985	$131,416	$55,084	$540	$51,241	$323,098	5,628	$3,763	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,050	36,972	14,343	(1,240)	9,267	63,706	741	1,034	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	67,224	11,982	660	12,403	68,305	797	300	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	44,385	3,375	85	1,325	42,420	657	18	—
JPMorgan Core Bond Fund Class R6 Shares (a)	264,512	22,696	288,659	21,534	(20,083)	—	—	1,393	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	57,781	47,404	5,312	(302)	(3,361)	96,210	9,287	1,452	1,259
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,958	27,788	—	—	(885)	35,861	4,580	480	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	65,897	49,433	31,798	1,329	23,575	108,436	5,011	1,665	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,868	28,052	—	—	(977)	35,943	4,620	484	—
JPMorgan Equity Index Fund Class R6 Shares (a)	258,960	171,381	151,729	6,640	75,122	360,374	5,965	4,704	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,437	11,085	—	—	646	21,168	2,373	354	—
JPMorgan High Yield Fund Class R6 Shares (a)	67,369	53,175	70,815	(1,307)	7,813	56,235	7,821	2,692	—
JPMorgan High Yield Research Enhanced ETF (a)	—	89,875	8,922	(72)	68	80,949	1,570	646	42
JPMorgan Income Fund Class R6 Shares (a)	12,702	24,624	3,309	(43)	775	34,749	3,662	608	22
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	28,979	38,332	—	—	878	68,189	6,355	664	—
JPMorgan Managed Income Fund Class L Shares (a)	818	5	—	—	(2)	821	82	4	—	(b)
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	163,826	91,153	88,351	1,397	812	168,837	17,176	2,349	236
JPMorgan U.S. Aggregate Bond ETF (a)	5,294	88,439	58,921	(1,139)	(481)	33,192	1,236	237	180
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	32,927	1,103,287	1,058,522	—	—	77,692	77,692	31	—
JPMorgan U.S. Value Factor ETF (a)	—	67,816	—	—	(111)	67,705	1,972	74	—

Total	$1,214,363	$2,194,542	$1,851,122	$28,082	$158,025	$1,743,890		$22,952	$1,739

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.